Accrued expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued expenses

NOTE 9 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Accrued voyage expenses	$17,731	$10,641
Accrued loan interest	7,944	7,420
Accrued legal and professional fees	8,190	5,547
Total accrued expenses	$33,865	$23,608

As of December 31, 2024 and December 31, 2023, the amount of $5,893 and $4,016, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Partners in December 2024 and 2023, respectively, to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2024, and as of December 31, 2023, respectively. The total amount of $11,400, $9,855 and $7,605 was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations for the years ended December 31, 2024, 2023 and 2022, respectively, and comprised of compensation authorized to the directors and officers of the Company.